CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 116,682	$ 42,858
Restricted cash and deposits	1,138	1,060
Short-term bank deposits	24,000
Available-for-sale marketable securities	17,580	15,531
Trade receivables (net of allowance for doubtful accounts of $ 511 and $ 374 at December 31, 2011 and 2010, respectively)	11,926	10,739
Other receivables and prepaid expenses	5,950	4,958
Inventories	10,501	10,830
Total current assets	187,777	85,976
NON-CURRENT ASSETS:
Severance pay fund	178	162
Other assets	356	340
Total non-current assets	534	502
PROPERTY AND EQUIPMENT, NET	5,352	5,193
GOODWILL AND INTANGIBLE ASSETS, NET	3,395	3,516
Total assets	197,058	95,187
CURRENT LIABILITIES:
Trade payables	2,684	5,140
Employees and payroll accruals	5,050	5,798
Deferred revenues	16,694	10,828
Other payables and accrued expenses	4,412	4,369
Total current liabilities	28,840	26,135
LONG-TERM LIABILITIES:
Deferred revenues	5,430	3,873
Accrued severance pay	219	191
Total long-term liabilities	5,649	4,064
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2011 and 2010; Issued and outstanding: 30,950,234 and 23,806,313 shares at December 31, 2011 and 2010, respectively	720	527
Additional paid-in capital	223,306	133,483
Accumulated other comprehensive income (loss)	(810)	434
Accumulated deficit	(60,647)	(69,456)
Total shareholders' equity	162,569	64,988
Total liabilities and shareholders' equity	$ 197,058	$ 95,187